Contents of Significant Accounts - Aggregate Amount of the Company's Share of its Individually Immaterial Associates (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of associates [line items]
Profit (Loss) from continuing operations	$ 115,329	$ 3,856	$ (616,665)	$ 157,837
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Profit (Loss) from continuing operations	115,329		(616,665)	77,589
Post-tax profit from discontinued operations	0		0	80,248
Other comprehensive income (loss)	873,308		(82,871)	526,773
Total comprehensive income (loss)	$ 988,637		$ (699,536)	$ 684,610